EQUITY METHOD INVESTMENT (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule of Equity Method Investments [Line Items]
Equity method investment	$ 1,326		$ 1,326		$ 1,322	$ 0
Equity in net loss of affiliate	$ 23	$ 0	$ 48	$ 0	74	$ 0
&ever GmBH | Smart Soil
Schedule of Equity Method Investments [Line Items]
Payments to acquire equity method investments					$ 1,322
Ownership percentage					25.00%